SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
Repayment of borrowings from related parties		$ 1,495,625	$ 1,065,846	$ 4,662,642
Settlement via issuance of ordinary shares amount		1,086,439
Purchase of convertible promissory note issued by the Company			7,000,000	4,000,000
Purchase of property and equipment on behalf of the Company		7,843		12,621
Kwai Hoi Ma [Member]
Related Party Transaction [Line Items]
Borrowings from related parties	[1]			3,536,592
Repayment of borrowings from related parties		409,186	615,969	4,253,628
Settlement via issuance of ordinary shares amount		1,086,439
Payment of operating expenses of behalf of the Company	[2]	1,675,338	593,263	791,871
Board Director fee		323,076	121,795
Purchase of property and equipment on behalf of the Company	[2]			12,621
Mui Ko [Member]
Related Party Transaction [Line Items]
Borrowings from related parties	[1]		449,877	1,409,014
Repayment of borrowings from related parties			449,877	409,014
Related Party [Member]
Related Party Transaction [Line Items]
Borrowings from related parties	[1]		449,877	4,945,606
Interest expense of convertible promissory notes - related parties			86,178	17,333
Nova Pulsar Holdings Limited [Member]
Related Party Transaction [Line Items]
Payment of SPAC extension fee			69,763
TKO Investment Limited [Member]
Related Party Transaction [Line Items]
Purchase of convertible promissory note issued by the Company	[3]		4,500,000
Fantastic Global Venture Limited [Member]
Related Party Transaction [Line Items]
Purchase of convertible promissory note issued by the Company	[3]			3,500,000
Interest expense of convertible promissory notes - related parties			67,027	4,382
Edinburgh DH Holdings Limited [Member]
Related Party Transaction [Line Items]
Purchase of convertible promissory note issued by the Company	[3]			1,000,000
Interest expense of convertible promissory notes - related parties			19,151	12,951
True Blue [Member]
Related Party Transaction [Line Items]
Payment of marketing expenses	[4]			$ 451,613

[1]	The borrowings from related parties were interest free and repayable on demand.
[2]	The payments of operating expenses, deferred offering costs and purchase of property and equipment on behalf of the Company were subject to repayments to Mr. Kwai Hoi, Ma.
[3]	TKO Investment Limited was no longer considered as related parties since July 2025 as it was no longer a shareholder of the Company.
[4]	True Blue was no longer considered as related parties since April 29, 2024.